Summary of Significant Accounting Policies (Details)				1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 15, 2021	Aug. 21, 2020	Jun. 01, 2020	Nov. 19, 2019	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Loss amounted					¥ 17,681,709	$ 2,634,578	¥ 54,970,351
Translation adjustments description					The balance sheet amounts, with the exception of shareholders’ equity, on December 31, 2021 and June 30, 2022 were translated at RMB 1.00 to HKD 1.2231 and to HKD 1.1693, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2021 and 2022 were RMB 1.00 to HKD 1.1993 and to HKD 1.2071, respectively. The balance sheet amounts, with the exception of shareholders’ equity on December 31, 2021 and June 30, 2022 were translated at RMB 1.00 to USD 0.1568 and to USD 0.1490, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2021 and 2022 were RMB 1.00 to USD 0.1545 and to USD 0.1542, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited interim condensed consolidated balance sheets.	The balance sheet amounts, with the exception of shareholders’ equity, on December 31, 2021 and June 30, 2022 were translated at RMB 1.00 to HKD 1.2231 and to HKD 1.1693, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2021 and 2022 were RMB 1.00 to HKD 1.1993 and to HKD 1.2071, respectively. The balance sheet amounts, with the exception of shareholders’ equity on December 31, 2021 and June 30, 2022 were translated at RMB 1.00 to USD 0.1568 and to USD 0.1490, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2021 and 2022 were RMB 1.00 to USD 0.1545 and to USD 0.1542, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited interim condensed consolidated balance sheets.
Convenience rate | (per share)					¥ 1	$ 0.149
Investment purchase					¥ 85,700,000
Investment redeemed					84,500,000
Short term investments					¥ 1,163,652			$ 173,384	¥ 4,450,914
Third party					3.85%	3.85%
Real estate property					¥ 24,000,000			$ 3,800,000
Equity interest rate	55.00%	53.00%	51.00%	100.00%
Dilutive shares (in Shares) | shares					1,747	1,747
VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate							47.00%
VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate					27.00%	27.00%
Two Individual Investors of VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable					¥ 172,528